UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

MAXIM SERIES FUND, INC.

Maxim Small-Cap Growth Portfolio

Semi-Annual Report

June 30, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”). Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
Financial Reports for the Six Months Ended June 30, 2010
Maxim Small-Cap Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

ASSETS:
Investments in securities, market value (including $5,547,793 of securities on loan) (1)	$101,101,851
Cash	11,668
Dividends receivable	13,300
Subscriptions receivable	104,593
Receivable for investments sold	1,228,068

Total assets	102,459,480

LIABILITIES:
Due to investment adviser	101,382
Payable upon return of securities loaned	5,698,823
Redemptions payable	555,266
Payable for investments purchased	863,611

Total liabilities	7,219,082

NET ASSETS	$95,240,398

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$668,178
Additional paid-in capital	135,275,385
Net unrealized depreciation on investments	(1,400,269)
Undistributed net investment loss	(364,487)
Accumulated net realized loss on investments	(38,938,409)

NET ASSETS	$95,240,398

NET ASSET VALUE PER OUTSTANDING SHARE	$14.25
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	105,000,000
Outstanding	6,681,778

(1) Cost of investments in securities	$102,502,120

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

INVESTMENT INCOME:
Dividends	$172,708
Interest	987
Income from securities lending	17,415

Total income	191,110

EXPENSES:
Audit fees	6,955
Bank and custodial fees	23,953
Investment administration	59,150
Management fees	479,833
Other expenses	24,165

Total expenses	594,056

Less amount reimbursed by investment adviser	38,459

Net expenses	555,597

NET INVESTMENT LOSS	(364,487)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	12,777,275
Change in net unrealized depreciation on investments	(18,062,017)

Net realized and unrealized loss on investments	(5,284,742)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,649,229)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND YEAR ENDED DECEMBER 31, 2009

	2010	2009
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(364,487)	$(515,938)
Net realized gain (loss) on investments	12,777,275	(6,818,272)
Change in net unrealized appreciation (depreciation) on investments	(18,062,017)	29,191,420

Net increase (decrease) in net assets resulting from operations	(5,649,229)	21,857,210

SHARE TRANSACTIONS:
Net proceeds from sales of shares	46,764,164	39,970,973
Redemptions of shares	(39,407,091)	(33,520,901)

Net increase in net assets resulting from share transactions	7,357,073	6,450,072

Total increase in net assets	1,707,844	28,307,282

NET ASSETS:
Beginning of period	93,532,554	65,225,272

End of period (1)	$95,240,398	$93,532,554

OTHER INFORMATION:

SHARES:
Sold	3,017,686	3,116,154
Redeemed	(2,545,260)	(2,629,182)

Net increase	472,426	486,972

(1) Including undistributed net investment loss	$(364,487)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$15.06		$11.40	$19.41	$17.29	$16.84	$16.10

Income from Investment Operations

Net investment income (loss)	(0.05)					0.02	(0.02)
Net realized and unrealized gain (loss)	(0.76)		3.66	(8.01)	2.12	0.43	0.76

Total Income (Loss) From
Investment Operations	(0.81)		3.66	(8.01)	2.12	0.45	0.74

Net Asset Value, End of Period	$14.25		$15.06	$11.40	$19.41	$17.29	$16.84

Total Return ±	(5.38%)	^	32.11%	(41.27%)	12.26%	2.67%	4.60%

Net Assets, End of Period ($000)	$95,240		$93,533	$65,225	$113,839	$109,760	$91,028

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.18%	*	1.18%	1.17%	1.12%	1.15%	1.11%
- After Reimbursement §	1.10%	*	1.10%	1.10%	1.10%	1.10%	1.08%

Ratio of Net Investment Loss to
Average Net Assets:
- Before Reimbursement	(0.80%)	*	(0.78%)	(0.65%)	(0.48%)	(0.62%)	(0.69%)
- After Reimbursement §	(0.72%)	*	(0.70%)	(0.58%)	(0.46%)	(0.55%)	(0.66%)

Portfolio Turnover Rate	85.98%	^	126.03%	169.01%	134.85%	146.38%	228.65%

§	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or
	expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek long-term capital growth.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2010, the inputs used to value the Portfolio’s investments were as detailed in the following table.  At no point during the period did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		1,720,842		-		-		1,720,842
Air freight		2,277,774		-		-		2,277,774
Auto parts & equipment		770,274		-		-		770,274
Banks		2,773,925		-		-		2,773,925
Biotechnology		6,629,110		-		-		6,629,110
Building materials		645,603		-		-		645,603
Chemicals		1,650,377		-		-		1,650,377
Communications - equipment		1,605,876		-		-		1,605,876
Computer software &
services		10,620,287		-		-		10,620,287
Containers		521,001		-		-		521,001
Cosmetics & personal care		842,634		-		-		842,634
Distributors		1,375,735		-		-		1,375,735
Electronic instruments &
equipment		2,569,658		-		-		2,569,658
Electronics - semiconductor		6,729,665		-		-		6,729,665
Engineering & construction		655,711		-		-		655,711
Financial services		1,625,193		-		-		1,625,193
Food & beverages		1,638,049		-		-		1,638,049
Gold, metals & mining		611,388		-		-		611,388
Health care related		4,550,893		-		-		4,550,893
Homebuilding		318,015		-		-		318,015
Household goods		1,249,231		-		-		1,249,231
Investment bank/brokerage
firm		1,048,935		-		-		1,048,935
Machinery		4,777,722		-		-		4,777,722
Manufacturing		634,725		-		-		634,725
Medical products		5,333,694		-		-		5,333,694
Office equipment & supplies		1,317,395		-		-		1,317,395
Oil & gas		4,658,773		-		-		4,658,773
Paper & forest products		498,316		-		-		498,316
Personal loans		732,240		-		-		732,240
Pharmaceuticals		1,791,728		-		-		1,791,728
Pollution control		717,726		-		-		717,726
Printing & publishing		1,559,726		-		-		1,559,726
Railroads		895,440		-		-		895,440
Restaurants		1,901,132		-		-		1,901,132
Retail		8,702,669		-		-		8,702,669
Savings & loans		356,626		-		-		356,626
Shoes		2,476,298		-		-		2,476,298
Specialized services		1,825,026		-		-		1,825,026
Textiles		745,966		-		-		745,966
Transportation		772,650		-		-		772,650
Short-term Investments		5,698,823		3,275,000		-		8,973,823
Total		$97,826,851		$3,275,000		$-		$101,101,851

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2006 through December 31, 2009.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06).  ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers.  In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity.  ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010.  The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011.  The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio.  However, the investment adviser is required by contract to pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio.  Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.  Fund expenses might vary if unaffiliated companies provided these services.  Current terms of the agreements do not call for any fees to be paid by either the Portfolio or the investment advisor for these services.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $130,500 for the six months ended June 30, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $88,141,060 and $84,286,840, respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2010, the U.S. Federal income tax cost basis was $103,140,154. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,781,027 and gross depreciation of securities in which there was an excess of tax cost over value of $9,819,330 resulting in net depreciation of $2,038,303.

5.         SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned.  The security is also included in the Schedule of Investments.  As of June 30, 2010 the Portfolio had securities on loan valued at $5,547,793 and received collateral of $5,698,823 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

SUMMARY OF INVESTMENTS BY SECTOR
JUNE 30, 2010

% of Portfolio
Sector	Investments
Communications	1.59%
Consumer Products & Services	21.20%
Financial Services	6.11%
Health Care Related	18.11%
Industrial Products & Services	12.34%
Natural Resources	5.71%
Short Term Investments (inc Sec Lend Collat)	8.88%
Technology	21.40%
Transportation	4.66%
100.00%

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 1.81%
30,900	AAR Corp *	517,266
77,600	Hexcel Corp *	1,203,576
		$1,720,842

Air Freight --- 2.39%
42,400	Forward Air Corp †	1,155,400
37,400	HUB Group Inc Class A *	1,122,374
		$2,277,774

Auto Parts & Equipment --- 0.81%
4,200	Fuel Systems Solutions Inc * †	108,990
31,400	Tenneco Inc *	661,284
		$770,274

Banks --- 2.91%
43,400	First Midwest Bancorp Inc	527,744
74,200	FNB Corp †	595,826
32,500	Pinnacle Financial Partners Inc * †	417,625
190,800	Synovus Financial Corp	484,632
41,700	Webster Financial Corp	748,098
		$2,773,925

Biotechnology --- 6.96%
7,800	Acorda Therapeutics Inc *	242,658
46,600	Alkermes Inc *	580,170
63,300	Allos Therapeutics Inc * †	388,029
30,400	Cubist Pharmaceuticals Inc *	626,240
12,900	Dionex Corp *	960,534
62,600	Enzon Pharmaceuticals Inc * †	666,690
29,900	ICON PLC sponsored ADR *	863,811
34,700	InterMune Inc *	324,445
34,800	Momenta Pharmaceuticals Inc *	426,648
9,900	Onyx Pharmaceuticals Inc *	213,741
42,800	PAREXEL International Corp *	927,904
32,400	Savient Pharmaceuticals Inc *	408,240
		$6,629,110

Building Materials --- 0.68%
21,300	Universal Forest Products Inc	645,603
		$645,603

Chemicals --- 1.73%
16,900	Arch Chemicals Inc	519,506
73,500	PolyOne Corp *	618,870
18,900	Quaker Chemical Corp	512,001
		$1,650,377

Communications - Equipment --- 1.69%
47,900	Aruba Networks Inc * †	682,096
32,300	Plantronics Inc	923,780
		$1,605,876

Computer Software & Services --- 11.15%
23,700	ArcSight Inc *	530,643
87,600	Ariba Inc *	1,395,468
36,000	AsiaInfo Holdings Inc *	786,960
29,600	Bottomline Technologies Inc *	385,688
24,400	Concur Technologies Inc *	1,041,392
24,900	Constant Contact Inc *	531,117
63,000	Informatica Corp *	1,504,440
33,700	JDA Software Group Inc *	740,726
10,300	MICROS Systems Inc *	328,261
45,200	NetSuite Inc * †	571,328
45,900	NIC Inc †	294,219
26,900	SuccessFactors Inc *	559,251
26,200	Taleo Corp *	636,398
11,400	VistaPrint NV *	541,386
40,900	Websense Inc *	773,010
		$10,620,287

Containers --- 0.55%
94,900	Boise Inc *	521,001
		$521,001

Cosmetics & Personal Care --- 0.88%
33,800	Nu Skin Enterprises Inc Class A	842,634
		$842,634

Distributors --- 1.44%
21,900	Applied Industrial Technologies Inc	554,508
133,100	RSC Holdings Inc * †	821,227
		$1,375,735

Electronic Instruments & Equipment --- 2.70%
20,500	Anixter International Inc *	873,300
26,148	Belden Inc	575,256
17,400	II-VI Inc *	515,562
17,000	Tech Data Corp *	605,540
		$2,569,658

Electronics - Semiconductor --- 7.07%
137,100	Amkor Technology Inc *	755,421
35,400	Atheros Communications *	974,916
27,100	Cymer Inc *	814,084
34,100	MKS Instruments Inc *	638,352
37,500	Netlogic Microsystems Inc *	1,020,000
106,500	PMC-Sierra Inc *	800,880
102,800	Skyworks Solutions Inc *	1,726,012
		$6,729,665

Engineering & Construction --- 0.69%
28,300	EMCOR Group Inc *	655,711
		$655,711

Financial Services --- 1.71%
30,900	Encore Capital Group Inc *	636,849
14,800	Portfolio Recovery Associates Inc * †	988,344
		$1,625,193

Food & Beverages --- 1.72%
18,700	American Italian Pasta Co Class A *	988,669
15,800	Diamond Foods Inc	649,380
		$1,638,049

Gold, Metals & Mining --- 0.64%
30,600	Brush Engineered Materials Inc *	611,388
		$611,388

Health Care Related --- 4.78%
32,900	Bio-Reference Laboratories Inc *	729,393
66,100	BioScrip Inc *	346,364
24,100	Catalyst Health Solutions Inc *	831,450
6,700	Computer Programs & Systems Inc	274,164
21,300	Emdeon Inc Class A *	266,889
53,800	HealthSouth Corp *	1,006,598
34,000	PSS World Medical Inc *	719,100
6,500	Quality Systems Inc †	376,935
		$4,550,893

Homebuilding --- 0.33%
95,500	Standard Pacific Corp *	318,015
		$318,015

Household Goods --- 1.31%
39,400	Ethan Allen Interiors Inc	551,206
22,700	Tempur-Pedic International Inc *	698,025
		$1,249,231

Investment Bank/Brokerage Firm --- 1.10%
49,200	MF Global Holdings Ltd *	280,932
17,700	Stifel Financial Corp *	768,003
		$1,048,935

Machinery --- 5.02%
33,400	Actuant Corp Class A	628,922
25,300	Albany International Corp Class A	409,607
39,800	ArvinMeritor Inc *	521,380
49,500	Barnes Group Inc	811,305
32,300	CIRCOR International Inc	826,234
18,100	EnPro Industries Inc *	509,515
19,500	Kaydon Corp	640,770
115,900	Mueller Water Products Inc Class A	429,989
		$4,777,722

Manufacturing --- 0.67%
108,500	SMART Modular Technologies WWH Inc *	634,725
		$634,725

Medical Products --- 5.60%
52,100	American Medical Systems Holdings Inc *	1,152,452
30,000	Merit Medical Systems Inc *	482,100
25,800	Neogen Corp *	672,090
25,900	NuVasive Inc * †	918,414
19,000	SonoSite Inc *	515,090
29,200	STERIS Corp	907,536
18,800	West Pharmaceutical Services Inc	686,012
		$5,333,694

Office Equipment & Supplies --- 1.38%
44,400	American Reprographics Co *	387,612
33,700	HNI Corp	929,783
		$1,317,395

Oil & Gas --- 4.89%
27,800	Berry Petroleum Co Class A	715,016
60,600	Brigham Exploration Co *	932,028
12,300	CARBO Ceramics Inc	887,937
40,800	Clean Energy Fuels Corp * †	609,552
63,600	North American Energy Partners Inc *	561,588
10,600	Oasis Petroleum Inc *	153,700
30,800	World Fuel Services Corp	798,952
		$4,658,773

Paper & Forest Products --- 0.52%
9,100	Clearwater Paper Corp *	498,316
		$498,316

Personal Loans --- 0.77%
56,500	Cardtronics Inc *	732,240
		$732,240

Pharmaceuticals --- 1.88%
22,100	Auxilium Pharmaceuticals Inc * †	519,350
32,600	Salix Pharmaceuticals Ltd *	1,272,378
		$1,791,728

Pollution Control --- 0.75%
36,600	Tetra Tech Inc *	717,726
		$717,726

Printing & Publishing --- 1.64%
60,200	Cenveo Inc *	329,896
80,400	EW Scripps Co *	597,372
92,600	Innerworkings Inc * †	632,458
		$1,559,726

Railroads --- 0.94%
24,000	Genesee & Wyoming Inc *	895,440
		$895,440

Restaurants --- 2.00%
16,100	Buffalo Wild Wings Inc *	588,938
39,000	California Pizza Kitchen Inc *	590,850
31,200	Papa John's International Inc * †	721,344
		$1,901,132

Retail --- 9.14%
47,300	99 Cents Only Stores *	700,040
39,900	Aaron's Inc	681,093
23,500	AnnTaylor Stores Corp *	382,345
70,700	Asbury Automotive Group Inc *	745,178
83,400	Chicos FAS Inc	823,992
26,500	Citi Trends Inc *	872,910
42,500	Collective Brands Inc *	671,500
34,700	Dress Barn Inc *	826,207
33,900	DSW Inc *	761,394
19,600	Gymboree Corp *	837,116
14,400	Jo-Ann Stores Inc *	540,144
32,500	Kirkland's Inc *	548,438
13,200	Ulta Salon Cosmetics & Fragrance Inc *	312,312
		$8,702,669

Savings & Loans --- 0.37%
123,400	PMI Group Inc * †	356,626
		$356,626

Shoes --- 2.60%
6,600	Deckers Outdoor Corp *	942,942
21,100	Skechers USA Inc Class A *	770,572
24,200	Steven Madden Ltd *	762,784
		$2,476,298

Specialized Services --- 1.92%
11,800	Coinstar Inc *	507,046
7,200	NCI Inc Class A *	162,576
28,400	RightNow Technologies Inc *	445,596
40,700	TNS Inc *	709,808
		$1,825,026

Textiles --- 0.78%
33,800	True Religion Apparel Inc *	745,966
		$745,966

Transportation --- 0.81%
20,200	Kirby Corp *	772,650
		$772,650

TOTAL COMMON STOCK --- 96.73%		$92,128,028
(Cost $93,528,297)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

3,275,000	Federal Home Loan Bank	3,275,000
	0.00% July 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 3.44%		$3,275,000
(Cost $3,275,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,432,114	Bank of America LLC	1,432,114
	Repurchase Agreement
	0.05% July 1, 2010
1,432,114	BNP Paribas Securities Corp	1,432,114
	Repurchase Agreement
	0.04% July 1, 2010
1,402,480	Barclays Capital Inc	1,402,481
	Repurchase Agreement
	0.01% July 1, 2010
1,432,114	Household Bank Securities Inc	1,432,114
	Repurchase Agreement
	0.01% July 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 5.98%		$5,698,823
(Cost $5,698,823)

OTHER ASSETS & LIABILITIES --- (6.15%)		$(5,861,453)

TOTAL NET ASSETS --- 100%		$95,240,398
(Cost $102,502,120)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at June 30, 2010.
ADR	American Depository Receipt

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets.
See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Small-Cap Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$946.25	$5.31

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.34	$5.51

*Expenses are equal to the Portfolio's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

vailability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 26, 2010 (the "Meeting"), approved the continuation of (i) with respect to each of the Fund's Portfolios, the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)
Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
Invesco Advisers, Inc.* (formerly known as Invesco Institutional (N.A.), Inc.)	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio
Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio
Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
*
At the close of business on December 31, 2009, Invesco Global Asset Management (N.A.), Inc., former Sub-Adviser to the Maxim Invesco ADR Portfolio, merged into Invesco Institutional (N.A.), Inc., which was renamed Invesco Advisers, Inc.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2010, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser's communications with the Board, as well as the adviser's responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Fund's "Index Portfolios" (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, and Maxim S&P 500 Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2009, calendar year returns for the five-year period ended December 31, 2009, and risk-adjusted performance measures.  In addition, except for the Index Portfolios and the Fund's "Asset Allocation Portfolios" (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundation Lifetime Portfolios, and Maxim SecureFoundation Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.

With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios' position in the Fund's overall Portfolio lineup. The Board noted that the Portfolios had performed significantly better than the median fund performance for funds within their Morningstar categories over the most recent calendar-year period, and concluded that, despite the Portfolios' underperformance over the long-term, there is a market for the Portfolios' shares.  With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio's previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio's previous Sub-Adviser in August 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio.  The Board also took into consideration its discussion with management regarding monitoring the Portfolio's performance, and concluded that the Portfolio's performance was being addressed.  As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios.  The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds.  Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios.  With respect to the Maxim Lifetime Asset Allocation Portfolios, the Board noted that these Portfolios had commenced operations on May 1, 2009, and concluded that, in light of the Portfolios' short track record, the Board was generally satisfied with the management of these Portfolios.  With regard to the Maxim SecureFoundation Lifetime Portfolios and Maxim SecureFoundation Balanced Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had only recently commenced operations.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, Maxim Global Bond Portfolio, and Maxim Putnam High Yield Bond Portfolio.  The Board further noted that the Portfolios' expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Bond Index Portfolio and Maxim S&P 500 Portfolio.  With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the generally result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher in comparison to the expense ratios of similar funds.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose.  The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.   Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments.  Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.
By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

By:	/s/ M.C. Maiers

M.C. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer
Date:	August 20, 2010